TAXES - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in unrecognized tax benefits
Beginning balance	$ 1	$ 1	$ 25
Prior years increases	0	0	0
Effectively settled with taxing authorities	0	0	(24)
Decrease for lapse in statute	0	0	0
Ending balance	1	1	1
First Energy [Member]
Changes in unrecognized tax benefits
Beginning balance	105	105	42
Prior years increases	0	0	88
Effectively settled with taxing authorities	0	0	(24)
Decrease for lapse in statute	0	0	(1)
Ending balance	$ 105	$ 105	$ 105